Revenue from Contracts with Customers - Schedule of Disaggregated Net Revenues (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Net revenues	$ 46,552	$ 46,687	[1]	$ 48,423	$ 46,416	$ 94,839	$ 136,844	$ 141,526	[1]	$ 187,993	$ 215,531	$ 193,146
Sales discount	2,182	3,015	[1]				6,729	9,748	[1]	12,527	15,407	7,938
Weedmaps for Business and other SaaS solutions
Revenues:
Net revenues	13,583	10,877					40,285	33,847		46,730	50,662	42,611
Featured and deal listings
Revenues:
Net revenues	29,233	31,907					85,814	96,782		126,546	149,621	138,480
Subtotal
Revenues:
Net revenues	42,816	42,784					126,099	130,629		173,276	200,283	181,091
Other ad solutions
Revenues:
Net revenues	3,736	3,903					10,745	10,897		14,717	15,248	12,055
Sales Discount
Revenues:
Sales discount	$ 100	$ 800					$ 600	$ 3,000		$ 4,200	$ 4,500	$ 2,600

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.